Deferred Income Tax Assets and Liabilities - accumulated non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Canada
Deferred Income Tax Assets and Liabilities
Gross amount	$ 5,267
Canada | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2037
Canada | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2042
Germany
Deferred Income Tax Assets and Liabilities
Gross amount	$ 136
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets and Liabilities
Gross amount	$ 88,082
Amount for which no deferred income tax asset is recognized	$ 26,843
Expiration dates for estimated accumulated non capital losses	Indefinite
Africa.
Deferred Income Tax Assets and Liabilities
Gross amount	$ 24,982
Expiration dates for estimated accumulated non capital losses	Indefinite